Income taxes - Summary of Factors Affecting Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) from continuing operations before income tax	$ 113,456	$ (466,129)
Canadian statutory tax rate	27.00%	27.00%
Tax expense (recovery) on net earnings (loss) at Canadian statutory tax rate	$ 30,633	$ (125,855)
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(24,608)	(17,498)
Reduction in Greek income tax rate	(7,243)	(24,968)
Non-tax effected operating losses	16,231	12,716
Non-deductible expenses and other items	13,514	14,923
Foreign exchange and other translation adjustments	13,382	36,837
Future and current withholding tax on foreign income dividends	(5,278)	20,000
Other	3,140	(2,653)
Income tax expense (recovery)	$ 39,771	$ (86,498)